Basis of Preparation and Summary of Material Accounting Policies - Additional Information1 (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)		Oct. 31, 2023 USD ($)	Oct. 31, 2022 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Income before income taxes	$ 9,166	$ 6,973	[1]
Income taxes	2,012	1,934	[1]
Retained earnings	$ 33,471	30,352	[1]		$ 28,767
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about intangible assets [line items]
Income before income taxes		9
Income taxes		$ 3
Retained earnings					$ (56)
USD LIBOR [Member]
Disclosure of detailed information about intangible assets [line items]
Debentures issued				$ 48
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	5 years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	10 years
Contract based [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	8 years
Contract based [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	15 years
Core deposit and customer relationship intangibles [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	3 years
Core deposit and customer relationship intangibles [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives of intangible assets other than goodwill	16 years

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.